Other Receivables	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Receivables
12.	OTHER RECEIVABLES

	2019		2018		2017
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Trade	455	2,706	150	2,210	74	2,892
Tax credit, export rebates and production incentives	6,896	6,076	3,534	3,315	360	3,131
Loans to third parties and balances with related parties (1)	2,435	3,288	3,565	4,920	185	1,116
Collateral deposits	2	640	1	575	1	315
Prepaid expenses	603	2,370	240	2,207	180	934
Advances and loans to employees	29	596	25	572	17	412
Advances to suppliers and custom agents (2)	—	10,896	1	4,212	2	1,700
Receivables with partners in JO	2,248	7,932	2,644	2,379	743	1,165
Insurance receivables	—	498	—	758	—	206
Miscellaneous	45	1,255	32	770	31	870

	12,713	36,257	10,192	21,918	1,593	12,741
Provision for other doubtful receivables	(924)	(65)	(575)	(51)	(258)	(57)

	11,789	36,192	9,617	21,867	1,335	12,684

(1)	See Note 35 for information about related parties.
(2)	Includes among others, advances to customs agents for the payment of taxes and import rights related to the imports of fuels and goods.